The Company and Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	24,706,930	18,405,485
Convertible promissory notes
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	9,827,666	9,688,740
Warrants
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	9,200,000	3,942,853
Options
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	3,579,294	4,773,892
Restricted Stock Units (RSU)
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	2,099,970